CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	$ (12,941)	$ (48,896)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Change in fair value of warrant liability	44	(213)
Additions to content assets	(5,698)	(18,316)
Change in content liabilities	(125)	(2,455)
Amortization of content assets	19,130	22,905
Depreciation and amortization expenses	339	496
Impairment of content assets	0	18,970
Amortization of premiums and accretion of discounts associated with investments in debt securities, net	(294)	26
Stock-based compensation	6,568	3,999
Equity method investment loss	2,506	5,404
Other non-cash items	430	481
Changes in operating assets and liabilities
Accounts receivable	(1,343)	6,139
Other assets	1,131	855
Accounts payable	843	(1,295)
Accrued expenses and other liabilities	1,383	(4,542)
Deferred revenue	(3,822)	270
Net cash provided by (used in) operating activities	8,151	(16,172)
Cash flows from investing activities
Purchases of property and equipment	0	(5)
Investment in equity method investees	0	(992)
Maturities of investments in debt securities	7,200	15,000
Purchases of investments in debt securities	(38,605)	0
Net cash (used in) provided by investing activities	(31,405)	14,003
Cash flows from financing activities
Repurchases of common stock	(251)	0
Dividends paid	(4,063)	0
Payments related to tax withholding	(2,696)	(123)
Net cash used in financing activities	(7,010)	(123)
Net (decrease) in cash, cash equivalents and restricted cash	(30,264)	(2,292)
Cash, cash equivalents and restricted cash, beginning of period	38,215	40,507
Cash, cash equivalents and restricted cash, end of period	7,951	38,215
Supplemental disclosure:
Cash paid for taxes	80	195
Cash paid for operating leases	$ 510	$ 466